PROPERTY, EQUIPMENT AND SOFTWARE (Details Narrative) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Office Building [Member]
Property, Plant and Equipment [Line Items]
Asset collateral amount	$ 2.4
Continuing Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	1.3	$ 2.2
Discontinued Operations [Member]
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 0.2	$ 2.0